Stock Options (Details) (2012 Plan Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 21, 2012
Stock option details
Shares available for future grants	757,500			800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life	7 years 7 months 17 days	6 years 1 month 17 days
Dividend yield (as a percent)	2.33%	2.58%
Interest rate (as a percent)	1.58%	1.39%
Volatility (as a percent)	47.30%	49.21%
Stock option activity
Options outstanding at the beginning of the period (in shares)	844,721
Plus: Options granted (in shares)	42,500
Less:
Options exercised (in shares)	4,865
Options forfeited (in shares)	87,479
Options outstanding at the end of the period (in shares)	794,877	844,721
Options fully vested and exercisable at the end of the period (in shares)	403,546
Stock options, weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 19.08
Plus: Options granted, weighted average exercise price (in dollars per share)	$ 17.14
Less:
Options exercised, weighted average exercise price (in dollars per share)	$ 10.49
Options forfeited, weighted average exercise price (in dollars per share)	$ 19.08
Options outstanding at the end, weighted average exercise price (in dollars per share)	$ 19.03	$ 19.08
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 23.60
Stock options, weighted average remaining contractual term
Options outstanding at the end, weighted average remaining contractual term	3 years 9 months 7 days
Options fully vested and exercisable at the end, weighted average remaining contractual term	1 year 9 months 11 days
Stock options, aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 2,093,000
Options fully vested and exercisable at the end, aggregate intrinsic value	445,000
Stock-based compensation expense	474,000	387,000	534,000
Stock-based compensation cost, unrecognized, related to non-vested options	1,157,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	1 year 11 months 19 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 8.71	$ 5.51
Total fair value of stock options vested	524,000	661,000	551,000
Total intrinsic value of stock options exercised	$ 41,000	$ 27,000	$ 2,000
Non-vested Options
Granted (in shares)	42,500
Weighted average grant-date fair value, non-vested options
Granted (in dollars per share)	$ 8.71	$ 5.51
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted	5 years